SHARE CAPITAL (Narrative) (Details)			12 Months Ended
	Jan. 08, 2018 CAD ($) $ / shares shares	Jan. 12, 2017 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Apr. 03, 2018 CAD ($) shares	Apr. 03, 2018 USD ($) shares	Jun. 19, 2017 $ / shares
Disclosure of classes of share capital [line items]
Exercise of stock options, shares				5,600,000
Exercise price | $ / shares			$ 0.30	$ 0.30	$ 0.28
Proceeds from issuing shares | $				$ 30,000	$ 3,367,310
Proceeds from exercise of options | $				1,260,000
Contributed surplus | $				1,200,301
Share-based compensation | $				$ 1,913,692	3,693,799
Weighted average remaining contractual life of outstanding share options			2 years 10 months 24 days	3 years 10 months 24 days
Percentage of issued shares at time of options granted			10.00%
Percentage of issued shares at time of options granted to one optionee			5.00%
Weighted average fair value of stock options | $				$ 1.50	$ 0.80
Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued	8,665,201
Exercise price | $ / shares	$ 0.25		$ 0.11	$ 0.12	$ 0.42
Percentage of exercised warrants	8.00%
Warrants exercise	8,665,201
Proceeds from exercise of options | $	$ 2,166,300
Each share purchase warrant assessed value | $ / shares	$ 0.40
Share-based compensation | $	$ 10,410
Options and warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued					14,904,901
Proceeds from issuing shares | $					$ 3,818,339
Contributed surplus | $					$ 2,959,537
To related party for interest payment [Member]
Disclosure of classes of share capital [line items]
Common shares issued						780,000	780,000
Fair value of common shares issued						$ 156,000	$ 120,000
Services [Member]
Disclosure of classes of share capital [line items]
Common shares issued				525,690	1,000,000
Exercise price | $ / shares				$ 0.25
Fair value of common shares issued | $				$ 110,395	$ 340,000
Subscriptions [Member]
Disclosure of classes of share capital [line items]
Common shares issued				142,857
Exercise price | $ / shares				$ 0.25
Fair value of common shares issued | $				$ 30,000
Rojo Resources Ltd.[Member]
Disclosure of classes of share capital [line items]
Common shares issued					500,000
Net assets acquired | $					$ 500,000
Fair value of investment written off | $					$ 175,000
Percentage of escrow release					10.00%
Percentage of remaining release					15.00%
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Common shares issued			30,000,000	30,000,000	30,000,000
Escrow [Member]
Disclosure of classes of share capital [line items]
Common shares issued			75,000	225,000
For acquisition of Mexmaken [Member]
Disclosure of classes of share capital [line items]
Common shares issued						7,500,000	7,500,000
Class B Series I preferred shares [Member]
Disclosure of classes of share capital [line items]
Share authorized			1,500,000
Class B Series II preferred shares [Member]
Disclosure of classes of share capital [line items]
Share authorized			1,000,000
For exercise of conversion option of certain convertible debentures [Member]
Disclosure of classes of share capital [line items]
Common shares issued			50,000
Private Placements [Member]
Disclosure of classes of share capital [line items]
Common shares issued		15,484,912			15,484,912
Exercise price | $ / shares		$ 0.40
Shares issued price per share | $ / shares					$ 0.15
Proceeds from issuing shares | $					$ 2,322,737
Cash commissions | $					$ 87,767
Private Placements [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued		585,117			585,117
Exercise price | $ / shares		$ 0.36			$ 0.60
Fair value of common shares issued | $		$ 208,211			$ 142,319
Each share purchase warrant assessed value | $ / shares					$ 0.40
Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued		3,774,466
Exercise price | $ / shares		$ 0.30						$ 0.50
Warrants exercise		3,774,466
Proceeds from exercise of options | $		$ 1,132,340